Customer deposits - Schedule of customer deposits by type (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of customer deposits [line items]
Non-interest bearing	€ 25,556	€ 26,561
Interest bearing	624,720	614,238
Customer deposits	650,276	640,799
Netherlands
Disclosure of customer deposits [line items]
Non-interest bearing	239	2,332
Interest bearing	232,548	231,914
Customer deposits	232,788	234,246
Rest of the world
Disclosure of customer deposits [line items]
Non-interest bearing	25,316	24,229
Interest bearing	392,172	382,324
Customer deposits	€ 417,488	€ 406,552